UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global Small Cap Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2006 to April 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2007

(unaudited)

■  CREDIT SUISSE
GLOBAL SMALL CAP FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2007; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report

April 30, 2007 (unaudited)

May 15, 2007

Dear Shareholder:

Performance Summary

11/01/06 – 04/30/07

Fund & Benchmark	Performance
Common[1]	11.25%
Advisor[1]	11.14%
Class A1,2	11.30%
Class B1,2	10.87%
Class C1,2	10.85%
MSCI World Small Cap Index[3]	13.49%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review:

The semiannual period ended April 30, 2007, was a strong one for global equities. Stock markets globally produced healthy returns over the period, with the MSCI World Small Cap Index up over 13%. Growth and merger and acquisition activity in the United Kingdom ("UK") has continued to boost share prices. However, currently merger and acquisition activity seems to be more concentrated in larger companies.

Continental Europe is benefiting from the recovering German economy, which boosted returns there. Conversely, there are worries that some of the peripheral economies, such as Spain and Ireland — which have benefited from low eurozone interest rates and buoyant property markets — may be boiling over. Additionally, Australian stocks were strong as the economy benefited from high commodity prices.

While most major currencies have strengthened against the dollar, boosting returns, the yen has weakened. This has caused local investors to favor large cap exporters, leading to disappointing domestic small cap returns after a strong showing two years ago.

Emerging markets have generally performed well and China has benefited from growing investor appetite for investments in the region.

In the United States, the equity market, despite a sudden sell-off in February that drove the S&P 500 down by 1.96% for the month, continued its strong performance during the period, finishing April up by more than 5% year-to-date.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Strategic review and outlook: Looking forward to global growth

From an international perspective, the Fund has benefited substantially from its strong overweight to German smaller companies with strong performance from Draegerwerk (2.0% of the Fund as of April 30, 2007) and AWD (1.8% of the Fund as of April 30, 2007). In the UK, both Michael Page International (1.8% of the Fund as of April 30, 2007) and Serco (1.9% of the Fund as of April 30, 2007) produced outstanding performances, helped by a buoyant recruitment market and continued strong demand for outsourcing services. Within the technology sector, Tandberg (2.0% of the Fund as of April 30, 2007) and ASM International (1.6% of the Fund as of April 30, 2007) also fared well as investors reacted positively to news of better trading after disappointments in prior years.

Domestically, the largest contributors to performance came from stock selection in the tech, hardware & equipment and semiconductor sectors. However, stock selection in retailing, insurance, and real estate were the largest detractors to performance.

Looking forward, we expect the global economy will continue to grow. There are, however, concerns that it may slow if the U.S. economy falters. Additionally, while the U.S. dollar is expected to weaken relative to the Euro in the coming year, European equities are expected to outperform their U.S. counterparts.

For the next quarter, we expect the growth of the U.S. economy to continue at a moderate rate. However, contradictory readings from major U.S. economic indicators point to a slim chance of a Federal Funds rate increase or decrease over this time. Consider that a slowing U.S. economy could impact activity worldwide. Those economies perceived to be most at risk are those where interest rates have been rising against a background of a stretched residential property market. Recent examples of this include Spain, Ireland and the UK.

We believe the outlook for companies is still benign — with high profitability and strong cash flows continuing to stimulate significant takeover activity. In most markets, share ratings have by and large caught up with events. Further upward moves will be dependent on continued earnings growth, although in Japan any economic and currency strength would also be beneficial.

Credit Suisse Quantitative Strategies Group

Crispin Finn (Non-US Equities)

Joseph Cherian (US Equities)

William Weng (US Equities)

Todd Jablonski (US Equities)

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. Because of the nature of the Fund's investments in start-up and other small companies and certain aggressive strategies it may use, an investment in the Fund may be more volatile and less liquid than investments in larger companies and may not be appropriate for all investors.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies with respect to the U.S. portion of the Fund effective December 1, 2006, so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Average Annual Returns as of March 31, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	6.11%	9.41%	12.34%	10.76%	09/30/96
Advisor Class	5.84%	9.12%	12.03%	10.45%	09/30/96
Class A Without Sales Charge	6.11%	9.41%	—	7.02%	07/31/01
Class A With Maximum Sales Charge	0.00%	8.12%	—	5.90%	07/31/01
Class B Without CDSC	5.33%	8.56%	—	6.19%	07/31/01
Class B With CDSC	1.33%	8.56%	—	6.19%	07/31/01
Class C Without CDSC	5.36%	8.59%	—	6.23%	07/31/01
Class C With CDSC	4.36%	8.59%	—	6.23%	07/31/01

Average Annual Returns as of April 30, 20071

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	5.78%	10.63%	12.56%	10.92%	09/30/96
Advisor Class	5.56%	10.33%	12.25%	10.62%	09/30/96
Class A Without Sales Charge	5.82%	10.63%	—	7.36%	07/31/01
Class A With Maximum Sales Charge	(0.27)%	9.33%	—	6.26%	07/31/01
Class B Without CDSC	5.02%	9.78%	—	6.53%	07/31/01
Class B With CDSC	1.02%	9.78%	—	6.53%	07/31/01
Class C Without CDSC	5.06%	9.81%	—	6.57%	07/31/01
Class C With CDSC	4.06%	9.81%	—	6.57%	07/31/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 5.05%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 7.02%. Total return for the Fund's Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 10.00%.

3  The Morgan Stanley Capital International World Small Cap Index (the "Index") is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2007.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2007

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,112.50	$1,111.40	$1,113.00	$1,108.70	$1,108.50
Expenses Paid per $1,000*	$8.64	$9.95	$8.64	$12.55	$12.55
Hypothetical 5% Fund Return
Beginning Account Value 11/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/07	$1,016.61	$1,015.37	$1,016.61	$1,012.89	$1,012.89
Expenses Paid per $1,000*	$8.25	$9.49	$8.25	$11.98	$11.98
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.65%	1.90%	1.65%	2.40%	2.40%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global Small Cap Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2007 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global Small Cap Fund

Schedule of Investments

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.6%)
Australia (6.3%)
Banks (0.8%)
Bendigo Bank, Ltd.§	80,000	$1,055,759
Commercial Services & Supplies (0.4%)
Iress Market Technology, Ltd.§	65,000	441,840
Diversified Financials (2.9%)
Austbrokers Holdings, Ltd.	397,000	1,627,246
Australian Infrastructure Fund§	300,000	727,819
Mortgage Choice, Ltd.§	503,000	1,316,312
		3,671,377
Machinery (0.5%)
Emeco Holdings, Ltd.	376,500	585,510
Media (1.1%)
Seven Network, Ltd.	77,000	724,512
STW Communications Group, Ltd.§	238,000	628,156
		1,352,668
Transportation Infrastructure (0.6%)
Babcock & Brown Infrastructure Group§	486,021	783,700
TOTAL AUSTRALIA		7,890,854
Belgium (1.3%)
Healthcare Equipment & Supplies (1.3%)
Omega Pharma SA	19,950	1,613,743
TOTAL BELGIUM		1,613,743
Bermuda (0.7%)
Household Durables (0.1%)
Helen of Troy, Ltd.*	5,500	124,850
Insurance (0.6%)
Max Re Capital, Ltd.	15,800	423,440
Montpelier Re Holdings, Ltd.	17,100	312,246
		735,686
TOTAL BERMUDA		860,536
China (2.3%)
Airlines (1.0%)
Air China, Ltd. Series H§	1,844,000	1,245,718
Communications Equipment (1.3%)
ZTE Corp. Series H§	352,800	1,637,980
TOTAL CHINA		2,883,698
Denmark (1.3%)
Household Durables (1.3%)
Bang & Olufsen AS B Shares§	12,375	1,603,784
TOTAL DENMARK		1,603,784

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Finland (0.4%)
Communications Equipment (0.4%)
Elcoteq SE§	54,150	$471,390
TOTAL FINLAND		471,390
France (1.8%)
Real Estate (1.8%)
Nexity	26,350	2,282,703
TOTAL FRANCE		2,282,703
Germany (8.6%)
Building Products (1.5%)
Pfleiderer AG§	58,700	1,919,616
Commercial Services & Supplies (1.2%)
CeWe Color Holding AG	28,500	1,509,022
Diversified Financials (1.8%)
AWD Holding AG§	44,000	2,216,721
Machinery (1.5%)
IWKA AG*§	58,000	1,855,832
Real Estate (1.0%)
Vivacon AG*§	35,000	1,279,979
Specialty Retail (1.6%)
Fielmann AG§	30,600	1,993,104
TOTAL GERMANY		10,774,274
Japan (13.8%)
Auto Components (1.5%)
NHK Spring Company, Ltd.§	96,000	824,825
Nippon Seiki Company, Ltd.	50,000	1,071,731
		1,896,556
Chemicals (2.9%)
Kuraray Company, Ltd.	203,500	2,261,019
Toho Tenax Company, Ltd.*§	219,000	1,334,750
		3,595,769
Commercial Services & Supplies (0.5%)
Take and Give Needs Company, Ltd.§	895	607,631
Communications Equipment (0.9%)
Epson Toyocom Corp.§	153,000	1,104,348
Computers & Peripherals (1.0%)
Melco Holdings, Inc.§	51,300	1,225,155
Distribution & Wholesale (0.2%)
Happinet Corp.	21,100	286,921

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Diversified Financials (1.0%)
Asset Managers Company, Ltd.§	440	$639,088
OMC Card, Inc.§	87,100	609,868
		1,248,956
Electrical Equipment (0.9%)
Hitachi Cable, Ltd.	187,000	1,092,512
Food Products (0.5%)
Mitsui Sugar Company, Ltd.§	199,000	682,751
Hotels, Restaurants & Leisure (0.5%)
Round One Corp.§	309	638,473
Internet & Catalog Retail (0.5%)
Belluna Company, Ltd.§	49,700	625,806
Internet Software & Services (1.1%)
ACCA Networks Company, Ltd.	206	327,428
SBI Holdings, Inc.§	3,375	1,079,739
		1,407,167
Machinery (0.9%)
Sodick Company, Ltd.§	159,800	1,131,845
Specialty Retail (1.4%)
USS Company, Ltd.	19,220	1,212,373
Village Vanguard Company, Ltd.	109	578,678
		1,791,051
TOTAL JAPAN		17,334,941
Netherlands (2.4%)
Electronic Equipment & Instruments (0.7%)
Gemalto NV*§	34,200	864,208
Semiconductor Equipment & Products (1.6%)
ASM International NV*§	84,000	2,050,543
Software (0.1%)
Tele Atlas NV*§	6,744	139,320
TOTAL NETHERLANDS		3,054,071
Norway (3.3%)
Electronic Equipment & Instruments (2.1%)
Tandberg ASA§	121,367	2,565,703
Machinery (1.2%)
Tomra Systems ASA§	188,000	1,516,218
TOTAL NORWAY		4,081,921
Sweden (3.7%)
Commercial Services & Supplies (0.8%)
Observer AB*	216,000	953,007

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Sweden
Healthcare Equipment & Supplies (1.6%)
Getinge AB Class B§	89,000	$2,035,720
Machinery (1.3%)
Alfa Laval AB§	27,814	1,688,567
TOTAL SWEDEN		4,677,294
Switzerland (2.9%)
Biotechnology (0.8%)
Actelion, Ltd.*	4,022	956,389
Machinery (2.1%)
Georg Fischer AG*	3,420	2,635,462
TOTAL SWITZERLAND		3,591,851
United Kingdom (10.1%)
Commercial Services & Supplies (4.4%)
Enterprise PLC	70,000	847,805
Michael Page International PLC	200,000	2,289,571
Serco Group PLC	240,000	2,355,125
		5,492,501
Diversified Financials (1.2%)
Melrose PLC	400,000	1,488,088
Industrial Conglomerates (2.6%)
Intertek Group PLC	100,000	1,851,550
Synergy Healthcare PLC	93,385	1,443,948
		3,295,498
Insurance (0.6%)
Amlin PLC	130,000	800,450
Road & Rail (1.3%)
Arriva PLC	110,000	1,653,707
TOTAL UNITED KINGDOM		12,730,244
United States (38.7%)
Aerospace & Defense (0.3%)
Armor Holdings, Inc.*	2,600	185,900
Orbital Sciences Corp.*	5,600	116,872
United Industrial Corp.§	2,800	136,976
		439,748
Airlines (0.4%)
Alaska Air Group, Inc.*	4,100	121,360
ExpressJet Holdings, Inc.*§	21,000	125,370
SkyWest, Inc.	10,700	291,147
		537,877

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Auto Components (0.3%)
Accuride Corp.*	5,800	$84,738
American Axle & Manufacturing Holdings, Inc.	4,000	111,800
Cooper Tire & Rubber Co.	5,500	106,315
Keystone Automotive Industries, Inc.*	1,500	49,890
		352,743
Banks (1.2%)
Center Financial Corp.	2,100	34,356
Central Pacific Financial Corp.	2,100	72,156
Community Bancorp*§	3,300	101,343
First Community Bancorp	2,400	131,664
Glacier Bancorp, Inc.§	2,900	62,292
Independent Bank Corp.	4,000	66,000
Nara Bancorp, Inc.§	4,900	80,899
Prosperity Bancshares, Inc.§	9,500	329,555
Southwest Bancorp, Inc.	1,700	41,650
Sterling Bancshares, Inc.	16,350	186,880
Sterling Financial Corp.	1,500	44,220
Umpqua Holdings Corp.§	7,300	182,062
Whitney Holding Corp.	1,600	49,232
Wilshire Bancorp, Inc.§	9,000	123,840
		1,506,149
Beverages (0.2%)
Boston Beer Company, Inc. Class A*	3,000	96,630
Coca-Cola Bottling Co. Consolidated	1,300	71,786
National Beverage Corp.*§	7,500	116,700
		285,116
Biotechnology (1.4%)
Albany Molecular Research, Inc.*	8,000	76,880
Alkermes, Inc.*	5,800	95,294
Cubist Pharmaceuticals, Inc.*§	7,900	169,455
Digene Corp.*	3,700	169,645
LifeCell Corp.*§	14,400	423,360
Pharmanet Development Group, Inc.*§	4,400	120,076
United Therapeutics Corp.*	6,600	369,006
ViroPharma, Inc.*	25,200	380,016
		1,803,732
Building Products (0.7%)
American Woodmark Corp.§	7,000	241,570
Lamson & Sessions Co.*	9,800	247,744
Lennox International, Inc.	2,100	71,001
NCI Building Systems, Inc.*§	2,100	104,937
PW Eagle, Inc.§	8,200	266,008
		931,260

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Chemicals (0.8%)
CF Industries Holdings, Inc.	5,600	$222,264
Georgia Gulf Corp.§	4,400	70,268
H.B. Fuller Co.	6,600	168,762
Om Group, Inc.*	1,300	68,289
PolyOne Corp.*	18,800	123,328
Spartech Corp.	5,100	143,106
W.R. Grace & Co.*§	7,900	210,140
		1,006,157
Commercial Services & Supplies (1.8%)
Administaff, Inc.	5,300	175,907
AMREP Corp.§	1,100	66,286
Bristow Group, Inc.*§	3,400	127,840
Consolidated Graphics, Inc.*	700	52,675
CSG Systems International, Inc.*	6,000	160,680
Deluxe Corp.	3,600	136,260
DeVry, Inc.	2,700	89,073
Headwaters, Inc.*§	8,500	184,195
Heidrick & Struggles International, Inc.*	3,100	146,258
ICT Group, Inc.*	1,700	31,943
Kelly Services, Inc. Class A	5,400	154,980
Korn/Ferry International*	9,200	216,844
Labor Ready, Inc.*	12,600	273,420
Navigant Consulting, Inc.*	6,500	124,670
PHH Corp.*	8,800	268,400
Vertrue, Inc.*	900	42,588
		2,252,019
Commingled Fund (0.4%)
iShares Russell 2000 Index Fund§	6,200	500,588
Communications Equipment (0.9%)
Arris Group, Inc.*	17,000	251,940
Brocade Communications Systems, Inc.*	22,200	216,894
Comtech Telecommunications Corp.*	5,600	211,960
Emulex Corp.*	7,100	148,958
InterDigital Communications Corp.*	1,500	49,320
Symmetricom, Inc.*§	6,400	52,288
UTStarcom, Inc.*§	21,100	150,654
		1,082,014
Computers & Peripherals (0.3%)
Hutchinson Technology, Inc.*§	5,200	98,800
Komag, Inc.*§	7,000	192,570
Palm, Inc.*§	6,800	114,784
		406,154

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Construction & Engineering (0.2%)
EMCOR Group, Inc.*	2,200	$137,918
Granite Construction, Inc.	900	54,216
Sterling Construction Co., Inc.*	2,400	49,584
		241,718
Construction Materials (0.1%)
Ameron International Corp.	700	48,398
Texas Industries, Inc.§	1,000	76,170
		124,568
Diversified Financials (1.1%)
ASTA Funding, Inc.§	1,900	83,087
Calamos Asset Management, Inc. Class A§	3,900	91,494
Investment Technology Group, Inc.*	2,600	98,384
Knight Capital Group, Inc. Class A*	14,100	228,420
MCG Capital Corp.	10,700	188,534
National Financial Partners Corp.	3,100	142,817
optionsXpress Holdings, Inc.	3,900	96,252
Portfolio Recovery Associates, Inc.*§	3,100	172,515
SWS Group, Inc.	6,950	180,631
Texas Capital Bancshares, Inc.*	3,500	71,085
		1,353,219
Diversified Telecommunication Services (0.4%)
Cincinnati Bell, Inc.*	12,600	63,882
CT Communications, Inc.§	11,300	275,833
Premiere Global Services, Inc.*	10,600	129,002
		468,717
Electric Utilities (1.1%)
Cleco Corp.	16,600	465,796
El Paso Electric Co.*	10,400	274,560
PNM Resources, Inc.	4,900	159,495
Portland General Electric Co.	3,400	98,532
UIL Holdings Corp.	4,800	163,920
Unisource Energy Corp.	4,800	184,368
		1,346,671
Electrical Equipment (0.4%)
General Cable Corp.*	5,200	298,688
Genlyte Group, Inc.*	2,600	202,826
		501,514
Electronic Equipment & Instruments (0.8%)
Greatbatch, Inc.*	5,400	156,762
Intevac, Inc.*§	5,200	126,412
Littelfuse, Inc.*	3,000	120,330
Methode Electronics, Inc.	14,400	217,152

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Electronic Equipment & Instruments
Plexus Corp.*	16,500	$345,840
Rofin-Sinar Technologies, Inc.*	1,300	86,164
		1,052,660
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	5,200	327,080
Basic Energy Services, Inc.*	5,300	137,005
Complete Production Services, Inc.*	10,400	250,328
Global Industries, Ltd.*	10,600	220,056
Hercules Offshore, Inc.*§	5,000	157,150
Lufkin Industries, Inc.	2,400	149,328
Oceaneering International, Inc.*	1,400	66,556
Unit Corp.*	4,100	234,315
W-H Energy Services, Inc.*	2,400	129,864
		1,671,682
Food & Drug Retailing (0.8%)
Arden Group, Inc. Class A§	100	13,479
Central European Distribution Corp.*§	6,200	184,450
Longs Drug Stores Corp.	6,500	355,810
Nash Finch Co.§	8,100	315,657
Performance Food Group Co.*	1,700	53,125
PetMed Express, Inc.*§	3,600	39,708
Village Super Market, Inc. Class A§	450	19,827
		982,056
Food Products (0.7%)
Corn Products International, Inc.	4,500	179,190
Imperial Sugar Co.§	3,900	116,064
J & J Snack Foods Corp.	3,800	148,086
MGP Ingredients, Inc.§	5,000	99,550
Pilgrim's Pride Corp.	3,500	127,785
Ralcorp Holdings, Inc.*	1,700	111,877
USANA Health Sciences, Inc.*§	1,300	51,792
		834,344
Gas Utilities (0.3%)
Atmos Energy Corp.	3,100	98,332
Energen Corp.	2,200	123,310
Southwest Gas Corp.	2,700	102,303
UGI Corp.	3,800	107,768
		431,713
Healthcare Equipment & Supplies (1.8%)
ArthroCare Corp.*§	5,000	206,300
Cutera, Inc.*	3,000	87,840
ICU Medical, Inc.*	2,600	108,550
Immucor, Inc.*	9,600	313,248

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Healthcare Equipment & Supplies
LCA-Vision, Inc.§	1,900	$79,743
Mentor Corp.§	3,200	124,512
Meridian Bioscience, Inc.	4,600	136,758
Noven Pharmaceuticals, Inc.*§	5,200	121,732
Palomar Medical Technologies, Inc.*§	6,100	249,734
Somanetics Corp.*§	2,300	43,470
SonoSite, Inc.*§	1,800	52,164
SurModics, Inc.*§	4,500	182,835
Ventana Medical Systems, Inc.*	2,500	121,475
Viasys Healthcare, Inc.*	3,200	102,464
Vital Signs, Inc.	1,400	79,884
West Pharmaceutical Services, Inc.§	2,200	109,494
Zoll Medical Corp.*	4,000	96,680
		2,216,883
Healthcare Providers & Services (1.5%)
Alliance Imaging, Inc.*	10,200	91,800
Amedisys, Inc.*	5,000	156,750
Amerigroup Corp.*	11,800	331,934
AmSurg Corp.*	5,600	128,520
Apria Healthcare Group, Inc.*	2,200	69,828
Centene Corp.*	9,100	189,371
Gentiva Health Services, Inc.*	2,900	54,288
Healthspring, Inc.*	4,700	110,544
Kindred Healthcare, Inc.*	2,100	73,332
MedCath Corp.*	1,800	53,496
National Healthcare Corp.§	900	46,179
Omnicell, Inc.*	2,400	55,056
PAREXEL International Corp.*	7,500	294,600
PSS World Medical, Inc.*	3,700	74,370
Psychiatric Solutions, Inc.*	1,752	61,443
Sunrise Senior Living, Inc.*§	1,800	68,922
		1,860,433
Hotels, Restaurants & Leisure (0.7%)
CKE Restaurants, Inc.§	21,300	432,603
P.F. Chang's China Bistro, Inc.*§	2,000	76,500
RARE Hospitality International, Inc.*	6,300	183,456
WMS Industries, Inc.*	3,500	139,510
		832,069
Household Durables (0.6%)
American Greetings Corp. Class A§	15,000	381,750
Ethan Allen Interiors, Inc.§	2,000	70,600
Kimball International, Inc. Class B	3,700	66,600
NVR, Inc.*§	200	164,800
Topps Company, Inc.	5,600	55,496
		739,246

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Household Products (0.0%)
WD-40 Co.	1,400	$48,412
Industrial Conglomerates (0.1%)
Pioneer Companies, Inc.*	3,400	98,940
Insurance (2.1%)
American Physicians Capital, Inc.*	1,300	51,402
Argonaut Group, Inc.*	3,500	117,635
Commerce Group, Inc.§	6,600	215,226
Delphi Financial Group, Inc. Class A	9,700	414,190
HealthExtras, Inc.*	4,100	126,895
Hilb Rogal and Hobbs Co.	1,000	43,450
Horace Mann Educators Corp.	8,300	174,632
Midland Co.	3,500	153,615
National Western Life Insurance Co. Class A	200	53,540
Phoenix Companies, Inc.	7,000	104,300
Safety Insurance Group, Inc.	9,400	376,564
Seabright Insurance Holdings*	4,600	85,422
Selective Insurance Group, Inc.	5,800	151,264
Tower Group, Inc.	8,400	257,796
Universal American Financial Corp.*	9,800	181,888
Zenith National Insurance Corp.	2,100	97,125
		2,604,944
Internet & Catalog Retail (0.1%)
Insight Enterprises, Inc.*	3,800	75,316
Internet Software & Services (1.4%)
Allscripts Heathcare Solutions, Inc.*§	12,200	322,690
Digital River, Inc.*§	7,900	462,387
InfoSpace, Inc.*	10,800	277,128
j2 Global Communications, Inc.*	7,000	201,320
United Online, Inc.	26,300	379,509
Websense, Inc.*	4,600	113,666
		1,756,700
IT Consulting & Services (0.2%)
Agilysys, Inc.	4,500	94,635
ManTech International Corp. Class A*	3,100	95,108
		189,743
Leisure Equipment & Products (0.4%)
Build-A-Bear- Workshop, Inc.*§	3,600	99,180
JAKKS Pacific, Inc.*§	8,500	204,255
Nautilus, Inc.	7,800	107,718
RC2 Corp.*	1,100	43,846
		454,999

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Machinery (1.1%)
Applied Industrial Technologies, Inc.	4,000	$107,480
Ceradyne, Inc.*§	7,600	447,260
Columbus McKinnon Corp.*	2,900	71,804
EnPro Industries, Inc.*	9,600	361,536
Freightcar America, Inc.§	3,400	169,184
Gardner Denver, Inc.*	1,400	52,920
Hurco Companies, Inc.*	1,200	52,932
Mueller Industries, Inc.	2,900	95,120
		1,358,236
Marine (0.0%)
Hornbeck Offshore Services, Inc.*§	1,700	53,771
Media (0.7%)
Alloy, Inc.*	12,500	154,875
InVentiv Health, Inc.*	3,900	148,005
Netflix, Inc.*§	10,800	239,436
Scholastic Corp.*	5,300	163,611
Sonic Solutions*§	10,000	130,300
		836,227
Metals & Mining (1.6%)
AK Steel Holding Corp.*§	4,000	122,080
Alpha Natural Resources, Inc.*	7,400	128,538
Carpenter Technology Corp.	1,400	169,918
Century Aluminum Co.*	2,200	104,082
Chaparral Steel Co.	7,600	535,800
Cleveland-Cliffs, Inc.§	1,500	103,935
Coeur d'Alene Mines Corp.*§	47,900	195,911
GrafTech International, Ltd.*	5,700	56,886
Metal Management, Inc.	3,900	187,473
Quanex Corp.	9,600	413,088
		2,017,711
Oil & Gas (1.3%)
Comstock Resources, Inc.*	7,800	221,130
Giant Industries, Inc.*	1,300	97,461
Helix Energy Solutions Group, Inc.*	2,900	110,954
OMI Corp.§	9,100	264,537
Petroleum Development Corp.*	1,900	98,800
Pioneer Drilling Co.*	27,700	379,767
Swift Energy Co.*	8,700	353,655
VAALCO Energy, Inc.*§	24,000	129,600
		1,655,904
Paper & Forest Products (0.2%)
Potlatch Corp.	6,200	269,018

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Personal Products (0.1%)
Elizabeth Arden, Inc.*	6,800	$153,068
Pharmaceuticals (0.8%)
Alpharma, Inc. Class A	9,600	233,280
Bradley Pharmaceuticals, Inc.*§	5,400	106,002
K-V Pharmaceutical Co. Class A*	5,200	135,252
Salix Pharmaceuticals, Ltd.*§	11,100	144,522
Sciele Pharma, Inc.*§	15,200	375,744
		994,800
Real Estate (0.7%)
Arbor Realty Trust, Inc.	5,100	157,029
BioMed Realty Trust, Inc.	5,200	149,292
Education Realty Trust, Inc.§	6,400	91,136
Entertainment Properties Trust	1,200	72,504
Glimcher Realty Trust§	1,800	48,618
Innkeepers USA Trust	7,400	130,018
Kite Realty Group Trust	5,500	110,000
National Health Investors, Inc.§	4,400	149,248
		907,845
Road & Rail (0.6%)
Arkansas Best Corp.§	5,700	224,580
Celadon Group, Inc.*	15,300	251,838
Saia, Inc.*	8,000	224,320
		700,738
Semiconductor Equipment & Products (2.3%)
Advanced Energy Industries, Inc.*	15,400	377,300
Brooks Automation, Inc.*	14,200	248,074
Cymer, Inc.*	10,100	409,151
FormFactor, Inc.*	1,200	49,548
LTX Corp.*	12,500	74,500
MPS Group, Inc.*	7,000	95,830
OmniVision Technologies, Inc.*§	16,300	220,376
ON Semiconductor Corp.*§	12,300	131,733
Photronics, Inc.*	21,000	316,050
RF Micro Devices, Inc.*§	35,200	220,000
Varian Semiconductor Equipment Associates, Inc.*	5,800	384,888
Zoran Corp.*	21,000	417,060
		2,944,510
Software (1.4%)
Aspen Technology, Inc.*	12,100	164,318
Dendrite International, Inc.*	13,100	208,290
Inter-Tel, Inc.	11,200	282,464
Mentor Graphics Corp.*	9,900	160,182
MicroStrategy, Inc. Class A*	900	102,384

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United States
Software
Progress Software Corp.*	11,400	$343,482
SPSS, Inc.*	3,400	124,644
Sybase, Inc.*	4,000	96,760
TradeStation Group, Inc.*§	19,100	232,638
		1,715,162
Specialty Retail (2.1%)
Aeropostale, Inc.*	10,300	423,845
Building Materials Holding Corp.§	9,400	136,488
Charlotte Russe Holding, Inc.*	10,600	289,698
Charming Shoppes, Inc.*§	22,100	276,250
Children's Place Retail Stores, Inc.*	4,100	216,767
CSK Auto Corp.*	4,400	73,744
Dick's Sporting Goods, Inc.*	3,700	207,533
DSW, Inc. Class A*§	3,500	135,660
Gymboree Corp.*	5,100	194,718
Jos. A. Bank Clothiers, Inc.*§	1,500	57,960
Regis Corp.	1,800	68,814
Rent-A-Center, Inc.*	5,500	153,120
Select Comfort Corp.*§	21,000	389,340
Tween Brands, Inc.*	1,300	50,908
		2,674,845
Textiles & Apparel (0.5%)
K-Swiss, Inc. Class A	5,200	150,176
Kellwood Co.	5,800	163,444
Oxford Industries, Inc.	900	41,778
Steven Madden, Ltd.	7,200	214,200
True Religion Apparel, Inc.*§	7,500	111,750
		681,348
Tobacco (0.3%)
Alliance One International, Inc.*	14,700	144,207
Schweitzer-Mauduit International, Inc.	1,800	49,410
Vector Group, Ltd.§	9,300	169,725
		363,342
Trading Companies & Distributors (0.0%)
Aceto Corp.	6,000	48,480
Wireless Telecommunication Services (0.2%)
Dobson Communications Corp. Class A*	6,200	56,482
Syniverse Holdings, Inc.*	9,200	94,852
USA Mobility, Inc.	5,200	111,072
		262,406
TOTAL UNITED STATES		48,627,515
TOTAL COMMON STOCKS (Cost $102,004,007)		122,478,819

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Schedule of Investments (continued)

April 30, 2007 (unaudited)

	Number of Shares	Value
PREFERRED STOCK (2.0%)
Germany (2.0%)
Healthcare Equipment & Supplies (2.0%)
Draegerwerk AG (Cost $1,540,403)	26,000	$2,497,212
SHORT-TERM INVESTMENTS (28.9%)
State Street Navigator Prime Portfolio§§	35,822,644	35,822,644
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 5/01/07	$455	455,000
TOTAL SHORT-TERM INVESTMENTS (Cost $36,277,644)		36,277,644
TOTAL INVESTMENTS AT VALUE (128.5%) (Cost $139,822,054)		161,253,675
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.5%)		(35,761,581)
NET ASSETS (100.0%)		$125,492,094

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $35,822,644 (Cost $139,822,054) (Note 2)	$161,253,675[1]
Cash	654
Foreign currency at value (cost $72,737)	72,937
Dividend and interest receivable	306,858
Receivable for fund shares sold	5,890
Prepaid expenses and other assets	49,392
Total Assets	161,689,406
Liabilities
Advisory fee payable (Note 3)	88,774
Administrative services fee payable (Note 3)	19,844
Shareholder Servicing/Distribution fee payable (Note 3)	12,922
Payable upon return of securities loaned (Note 2)	35,822,644
Payable for fund shares redeemed	105,107
Directors' fee payable	6,903
Other accrued expenses payable	141,118
Total Liabilities	36,197,312
Net Assets
Capital stock, $0.001 par value (Note 6)	4,868
Paid-in capital (Note 6)	143,439,640
Accumulated net investment loss	(145,891)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(39,239,083)
Net unrealized appreciation from investments and foreign currency translations	21,432,560
Net Assets	$125,492,094
Common Shares
Net assets	$41,983,446
Shares outstanding	1,627,091
Net asset value, offering price, and redemption price per share	$25.80
Advisor Shares
Net assets	$1,001,202
Shares outstanding	39,969
Net asset value, offering price, and redemption price per share	$25.05
A Shares
Net assets	$81,012,209
Shares outstanding	3,140,453
Net asset value and redemption price per share	$25.80
Maximum offering price per share (net asset value/(1-5.75%))	$27.37
B Shares
Net assets	$708,877
Shares outstanding	28,720
Net asset value and offering price per share	$24.68
C Shares
Net assets	$786,360
Shares outstanding	31,799
Net asset value and offering price per share	$24.73

1  Including $35,328,648 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statement of Operations

For the Six Months Ended April 30, 2007 (unaudited)

Investment Income (Note 2)
Dividends	$724,753
Interest	64,264
Securities lending	140,651
Net investment income allocated from partnership	16,226
Foreign taxes withheld	(31,711)
Total investment income	914,183
Expenses
Investment advisory fees (Note 3)	797,602
Administrative services fees (Note 3)	90,653
Shareholder Servicing/Distribution fees (Note 3)
Common Class	52,484
Advisor Class	3,233
Class A	103,544
Class B	3,550
Class C	3,950
Transfer agent fees (Note 3)	160,984
Registration fees	31,485
Printing fees (Note 3)	30,807
Custodian fees	31,343
Legal fees	14,897
Audit and tax fees	13,732
Directors' fees	11,468
Insurance expense	6,323
Commitment Fee (Note 4)	1,746
Miscellaneous expense	8,852
Total expenses	1,366,653
Less: fees waived (Note 3)	(306,579)
Net expenses	1,060,074
Net investment loss	(145,891)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized gain from investments	8,602,367
Net realized loss from futures contracts	(11,799)
Net realized loss on foreign currency transactions	(6,897)
Net change in unrealized appreciation (depreciation) from investments	5,339,820
Net realized and unrealized gain from investments, futures contracts and foreign currency related items	13,923,491
Net increase in net assets resulting from operations	$13,777,600

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2007 (unaudited)	For the Year Ended October 31, 2006
From Operations
Net investment loss	$(145,891)	$(506,863)
Net realized gain from investments, futures contracts and foreign currency transactions	8,583,671	26,194,962
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	5,339,820	(4,667,639)
Net increase in net assets resulting from operations	13,777,600	21,020,460
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,925,864	6,510,073
Net asset value of shares redeemed	(21,302,123)[1]	(34,686,359)[2]
Net decrease in net assets from capital share transactions	(19,376,259)	(28,176,286)
Net decrease in net assets	(5,598,659)	(7,155,826)
Net Assets
Beginning of period	131,090,753	138,246,579
End of period	$125,492,094	$131,090,753
Accumulated net investment loss	$(145,891)	$—

1  Net of $296 of redemption fees retained by the Fund.

2  Net of $2,903 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$23.19	$19.94	$16.16	$15.08	$11.02	$14.73
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.08)	(0.13)	(0.18)	(0.13)	(0.19)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.64	3.33	3.91	1.26	4.19	(3.52)
Total from investment operations	2.61	3.25	3.78	1.08	4.06	(3.71)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of period	$25.80	$23.19	$19.94	$16.16	$15.08	$11.02
Total return[3]	11.25%	16.30%	23.39%	7.16%	36.84%	(25.19)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$41,983	$42,613	$43,963	$48,378	$54,827	$52,702
Ratio of expenses to average net assets	1.65%[4]	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets	(0.21)%[4]	(0.35)%	(0.71)%	(1.13)%	(1.11)%	(1.28)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.48%[4]	0.51%	0.55%	0.72%	0.94%	0.81%
Portfolio turnover rate	58%	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$22.54	$19.43	$15.79	$14.78	$10.82	$14.52
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.14)	(0.18)	(0.22)	(0.16)	(0.22)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.57	3.25	3.82	1.23	4.12	(3.48)
Total from investment operations	2.51	3.11	3.64	1.01	3.96	(3.70)
REDEMPTION FEES	—	—	—	—	—	0.00[2]
Net asset value, end of period	$25.05	$22.54	$19.43	$15.79	$14.78	$10.82
Total return[3]	11.14%	16.01%	23.05%	6.83%	36.60%	(25.48)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,001	$1,440	$2,017	$1,843	$2,042	$1,306
Ratio of expenses to average net assets	1.90%[4]	1.90%	1.90%	1.90%	1.90%	1.90%
Ratio of net investment loss to average net assets	(0.53)%[4]	(0.60)%	(0.97)%	(1.38)%	(1.35)%	(1.55)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.48%[4]	0.51%	0.55%	0.72%	0.94%	0.80%
Portfolio turnover rate	58%	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$23.18	$19.93	$16.16	$15.08	$11.00	$14.74
INVESTMENT OPERATIONS
Net investment loss[1]	(0.03)	(0.08)	(0.13)	(0.18)	(0.30)	(0.15)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.65	3.33	3.90	1.26	4.38	(3.59)
Total from investment operations	2.62	3.25	3.77	1.08	4.08	(3.74)
REDEMPTION FEES	0.00[2]	—	—	—	—	—
Net asset value, end of period	$25.80	$23.18	$19.93	$16.16	$15.08	$11.00
Total return[3]	11.30%	16.31%	23.33%	7.16%	37.09%	(25.37)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$81,012	$85,558	$91,246	$97,146	$116,632	$35
Ratio of expenses to average net assets	1.65%[4]	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets	(0.22)%[4]	(0.35)%	(0.71)%	(1.13)%	(1.96)%	(1.16)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.48%[4]	0.51%	0.55%	0.72%	0.79%	1.02%
Portfolio turnover rate	58%	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$22.26	$19.29	$15.75	$14.82	$10.91	$14.71
INVESTMENT OPERATIONS
Net investment loss[1]	(0.11)	(0.22)	(0.27)	(0.29)	(0.22)	(0.30)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.53	3.19	3.81	1.22	4.13	(3.50)
Total from investment operations	2.42	2.97	3.54	0.93	3.91	(3.80)
Net asset value, end of period	$24.68	$22.26	$19.29	$15.75	$14.82	$10.91
Total return[2]	10.87%	15.40%	22.48%	6.28%	35.84%	(25.83)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$709	$737	$378	$337	$89	$81
Ratio of expenses to average net assets	2.40%[3]	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.97)%[3]	(1.10)%	(1.46)%	(1.88)%	(1.89)%	(2.07)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.48%[3]	0.51%	0.55%	0.72%	0.94%	0.80%
Portfolio turnover rate	58%	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2007	For the Year Ended October 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$22.31	$19.32	$15.78	$14.84	$10.92	$14.72
INVESTMENT OPERATIONS
Net investment loss[1]	(0.11)	(0.23)	(0.27)	(0.29)	(0.22)	(0.28)
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	2.53	3.22	3.81	1.23	4.14	(3.52)
Total from investment operations	2.42	2.99	3.54	0.94	3.92	(3.80)
Net asset value, end of period	$24.73	$22.31	$19.32	$15.78	$14.84	$10.92
Total return[2]	10.85%	15.48%	22.43%	6.33%	35.90%	(25.82)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$786	$742	$643	$371	$61	$60
Ratio of expenses to average net assets	2.40%[3]	2.40%	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.95)%[3]	(1.10)%	(1.46)%	(1.88)%	(1.88)%	(2.02)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.48%[3]	0.51%	0.55%	0.72%	0.94%	0.83%
Portfolio turnover rate	58%	82%	73%	62%	171%	84%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global Small Cap Fund

Notes to Financial Statements

April 30, 2007 (unaudited)

Note 1. Organization

Credit Suisse Global Small Cap Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. The Fund's Common Class shares are closed to new investors with certain exceptions as set forth in the prospectus. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset values of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2007, the Fund had no open forward foreign currency contracts.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2007, the Fund had no open futures contracts.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2007, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $912,501 of which $732,090 was rebated to borrowers (brokers). The Fund retained $140,651 in income from the cash collateral investment, and SSB, as lending agent, was paid $39,760. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) PARTNERSHIP ACCOUNTING POLICY — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund's Statement of Operations.

L) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2007, investment advisory fees earned and voluntarily waived for the Fund were $797,602 and $306,579, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), Credit Suisse Asset Management Limited ("Credit Suisse Japan") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers"). Credit Suisse U.K.'s, Credit Suisse Japan's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2007, co-administrative services fees earned by CSAMSI were $58,498. Effective December 1, 2006, the co-administration fee was reduced from an annual rate of 0.10% to 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2007, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $32,155.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, these fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, these fees are calculated at an annual rate of 1.00% of the average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2007, the Fund reimbursed Credit Suisse $26,419, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2007, CSAMSI and its affiliates advised the Fund that they retained $1,192 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2007, Merrill was paid $17,907 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 4. Line of Credit

Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2007, and during the six months ended April 30, 2007, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2007, purchases and sales of investment securities (excluding short-term investments) were $72,369,984 and $86,372,402, respectively.

At April 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $139,822,054, $29,537,115, $(8,105,494) and $21,431,621, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	27,182	$676,616	122,547	$2,766,185
Shares redeemed	(237,756)	(5,832,044)	(489,886)	(10,834,338)
Net decrease	(210,574)	$(5,155,428)	(367,339)	$(8,068,153)
	Advisor Class
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	19,929	$465,731	18,511	$404,574
Shares redeemed	(43,857)	(1,040,929)	(58,410)	(1,245,384)
Net decrease	(23,928)	$(575,198)	(39,899)	$(840,810)

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	29,870	$743,301	120,552	$2,733,487
Shares redeemed	(579,990)	(14,248,919)	(1,007,590)	(22,305,235)
Net decrease	(550,120)	$(13,505,618)	(887,038)	$(19,571,748)
	Class B
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	103	$2,521	21,990	$483,813
Shares redeemed	(4,503)	(104,698)	(8,478)	(181,356)
Net increase (decrease)	(4,400)	$(102,177)	13,512	$302,457
	Class C
	For the Six Months Ended April 30, 2007 (unaudited)		For the Year Ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	1,627	$37,695	5,465	$122,014
Shares redeemed	(3,090)	(75,533)	(5,486)	(120,046)
Net increase (decrease)	(1,463)	$(37,838)	(21)	$1,968

Effective March 1, 2007, the Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2007, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	54%
Advisor Class	5	74%
Class A	1	25%
Class B	2	21%
Class C	3	85%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Global Small Cap Fund

Notes to Financial Statements (continued)

April 30, 2007 (unaudited)

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Global Small Cap Fund

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement and the Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, at a meeting held on November 14-15, 2006, considered the following factors with respect to the Credit Suisse Global Small Cap Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 1.25% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"). The Board also reviewed and considered the fee waivers and expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.72% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that fee waivers and expense reimbursements may be discontinued at any time. The Board noted that the compensation paid to Credit Suisse U.K. and Credit Suisse Australia (collectively, the "Sub-Advisers") does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Advisers. The Board reviewed background information about Credit Suisse and the Sub-Advisers, including their respective Forms ADV. The Board considered the background and experience of Credit Suisse's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse and the Sub-Advisers. With respect to the Sub-Advisers, the Board also considered their expertise in

Credit Suisse Global Small Cap Fund

Board Approval of Advisory Agreement (unaudited) (continued)

managing the types of global investments that the Fund uses in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreements, the Board also considered the benefits of retaining Credit Suisse U.K. and Credit Suisse Australia given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. and Credit Suisse Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Fund to obtain the best price and execution on trades in international markets.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration

Credit Suisse Global Small Cap Fund

Board Approval of Advisory Agreement (unaudited) (continued)

economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Advisers and their affiliates as a result of their relationships with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Advisers and benefits potentially derived from an increase in Credit Suisse's and the Sub-Advisers' businesses as a result of their relationships with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Advisers and their affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Advisers' method for allocating portfolio investment opportunities among their advisory clients.

Conclusions

In selecting Credit Suisse and the Sub-Advisers, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

•  Although the Contractual Advisory Fee was the highest in its Expense Group, the fee was considered reasonable recognizing that the Net Advisory Fee was the lowest in the Fund's Expense Group.

•  The Fund's performance was below most of the funds in its Performance Group and Performance Universe over the periods reviewed. As a result of continued underperformance, and in view of the organizational realignment of Credit Suisse's asset management business and the potential impact of those changes on the Fund, the Board had approved changes in the investment strategies and portfolio management of the U.S. portion of the Fund to a quantitative strategies approach to be implemented by the Credit Suisse Quantitative Strategies Group, with the current strategies and portfolio manager for the non-U.S. portion to remain in place. The quantitative strategies for the U.S. portion of the Fund went

Credit Suisse Global Small Cap Fund

Board Approval of Advisory Agreement (unaudited) (continued)

into effect on December 1, 2006. The Board would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global Small Cap Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Global Small Cap Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  GSC-SAR-0407

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	July 5, 2007

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2007